Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Restricted Cash and Cash Equivalents Items [Line Items]
Reclamation surety bond cash collateral	$ 39,700	$ 39,677	$ 39,595	$ 39,477
First Lien Agreement restricted cash - Note 10	0	0	$ 2,929	3,270
Total		39,677		$ 42,747
Surety bond
Restricted Cash and Cash Equivalents Items [Line Items]
Guarantor obligations	$ 59,900	$ 59,900